Accounts payable (Tables)	9 Months Ended
Sep. 30, 2019
Accounts payable
Schedule of accounts payable

	As of
	December 31, 2018	September 30, 2019
	RMB	RMB
Vendor payable	66,701,380	74,822,299
Shipping charges payable and others	13,283,638	11,627,471

Total	79,985,018	86,449,770